Convertible Debentures (Tables)	12 Months Ended
Apr. 30, 2023
Convertible Debentures [Abstract]
Summary of Changes in Value of New Debentures

The changes in the value of the New Debentures during the years ended April 30, 2023 and 2022 are as follows:

(in thousands)	Liability Component $	Equity Component $
Balance, April 30, 2021	1,531	127
Accretion expense	85	—
Conversion to shares	(304)	(24)
Balance, April 30, 2022	1,312	103
Accretion expense	3	—
Conversion to shares	(1,315)	(103)
Balance, April 30, 2023	—	—